UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-06071

DWS Institutional Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	06/30/09

ITEM 1.           REPORT TO STOCKHOLDERS

  JUNE 30, 2009

Semiannual Report to Shareholders

DWS U.S. Bond Index Fund

Contents

4 Performance Summary

11 Information About Your Fund's Expenses

13 Portfolio Summary

15 Investment Portfolio

37 Financial Statements

41 Financial Highlights

44 Notes to Financial Statements

52 Summary of Management Fee Evaluation by Independent Fee Consultant

57 Summary of Administrative Fee Evaluation by Independent Fee Consultant

58 Account Management Resources

59 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. The fund may not be able to replicate the Barclays Capital U.S. Aggregate Bond Index closely enough to track its performance for several reasons, including the fund's cost to buy and sell securities, the flow of money into and out of the fund and the potential underperformance of securities selected. Additionally, the fund invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Bond investments are subject to interest-rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the bond fund, can decline and the investor can lose principal value. In the current market environment mortgage-backed securities are experiencing increased volatility. Please read this fund's prospectus for specific details regarding its investments and risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2009

Class A and Institutional Class

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 2.75%. Unadjusted returns do not reflect sales charges and would have been lower if they had. Institutional Class shares are not subject to sales charges.

The total annual fund operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2009 are 0.72% for Class A and 0.43% for Institutional Class shares. Please see the Information About Your Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense-related disclosure for the period ended June 30, 2009.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Returns shown for Class A shares prior to their inception on February 17, 2009 are derived from the historical performance of Institutional Class shares of DWS U.S. Bond Index Fund during such periods have been adjusted to reflect the higher total annual operating expenses of Class A. Any difference in expenses will affect performance.

Average Annual Total Returns as of 6/30/09
DWS U.S. Bond Index Fund	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	1.42%	5.37%	6.00%	4.55%	5.42%
Institutional Class	1.60%	5.80%	6.47%	5.01%	5.89%
Barclays Capital U.S. Aggregate Bond Index+	1.90%	6.05%	6.43%	5.01%	5.98%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
Net Asset Value and Distribution Information
	Class A	Institutional Class
Net Asset Value: 6/30/09	$ 10.24	$ 10.24
2/17/09 (commencement of operations of Class A)	$ 10.26	$ —
12/31/08	$ —	$ 10.30
Distribution Information: Six Months as of 6/30/09: Income Dividends	$ .14	$ .22
June Income Dividend	$ .0286	$ .0314
SEC 30-day Yield as of 6/30/09++	3.08%	3.60%
Current Annualized Distribution Rate as of 6/30/09++	3.40%	3.73%
++ The SEC Yield is net investment income per share earned over the month ended June 30, 2009, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 3.01% and 3.24% for Class A and Institutional Class shares, respectively, had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on June 30, 2009. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 3.33% and 3.37% for Class A and Institutional Class shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.
Institutional Class Lipper Rankings — Intermediate Investment Grade Debt Funds Category as of 6/30/09
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	167	of	566	30
3-Year	74	of	462	16
5-Year	57	of	395	15
10-Year	24	of	210	12

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total returns with distributions reinvested. Rankings are for Institutional Class shares; other share classes may vary.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS U.S. Bond Index Fund — Class A [] Barclays Capital U.S. Aggregate Bond Index+

Yearly periods ended June 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

Comparative Results (Adjusted for Maximum Sales Charge) as of 6/30/09
DWS U.S. Bond Index Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,247	$11,584	$12,147	$16,482
	Average annual total return	2.47%	5.02%	3.97%	5.12%
Barclays Capital U.S. Aggregate Bond Index+	Growth of $10,000	$10,605	$12,055	$12,772	$17,871
	Average annual total return	6.05%	6.43%	5.01%	5.98%

The growth of $10,000 is cumulative.

+ The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with an average maturity of one year or more. Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
Growth of an Assumed $1,000,000 Investment
[] DWS U.S. Bond Index Fund — Institutional Class [] Barclays Capital U.S. Aggregate Bond Index+

Yearly periods ended June 30
Comparative Results as of 6/30/09
DWS U.S. Bond Index Fund		1-Year	3-Year	5-Year	10-Year
Institutional Class	Growth of $1,000,000	$1,058,000	$1,206,900	$1,276,900	$1,772,000
	Average annual total return	5.80%	6.47%	5.01%	5.89%
Barclays Capital U.S. Aggregate Bond Index+	Growth of $1,000,000	$1,060,500	$1,205,500	$1,276,900	$1,787,100
	Average annual total return	6.05%	6.43%	5.01%	5.98%

The growth of $1,000,000 is cumulative.

The minimum initial investment for the Institutional Class is $1,000,000.

+ The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with an average maturity of one year or more. Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class S

Class S shares are generally not available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

The total annual fund operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2009 is 0.50% for Class S shares. Please see the Information About Your Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended June 30, 2009.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Returns and rankings may differ by share class.

Returns shown for Class S shares prior to its inception on February 17, 2009 are derived from the historical performance of Institutional Class shares of DWS U.S. Bond Index Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of Class S. Any difference in expenses will affect performance.

Average Annual Total Returns as of 6/30/09
DWS U.S. Bond Index Fund	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class S	1.42%	5.50%	6.23%	4.78%	5.67%
Barclays Capital U.S. Aggregate Bond Index+	1.90%	6.05%	6.43%	5.01%	5.98%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
Net Asset Value and Distribution Information
Class S
Net Asset Value: 6/30/09	$ 10.23
2/17/09 (commencement of operations of Class S)	$ 10.26
Distribution Information: Five Months as of 6/30/09: Income Dividends	$ .15
June Income Dividend	$ .0300
SEC 30-day Yield as of 6/30/09++	3.41%
Current Annualized Distribution Rate as of 6/30/09++	3.57%
++ The SEC Yield is net investment income per share earned over the month ended June 30, 2009, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 3.05% had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on June 30, 2009. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 3.21% had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.
Growth of an Assumed $10,000 Investment
[] DWS U.S. Bond Index Fund — Class S [] Barclays Capital U.S. Aggregate Bond Index+

Yearly periods ended June 30
Comparative Results as of 6/30/09
DWS U.S. Bond Index Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$10,550	$11,987	$12,632	$17,356
	Average annual total return	5.50%	6.23%	4.78%	5.67%
Barclays Capital U.S. Aggregate Bond Index+	Growth of $10,000	$10,605	$12,055	$12,772	$17,871
	Average annual total return	6.05%	6.43%	5.01%	5.98%

The growth of $10,000 is cumulative.

+ The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with an average maturity of one year or more. Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2009 to June 30, 2009).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances did not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value durint the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2009
Actual Fund Return	Class A*	Class S*	InstitutionalClass
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,014.20	$ 1,014.20	$ 1,016.00
Expenses Paid per $1,000**	$ 1.54	$ 1.17	$ .75
Hypothetical 5% Fund Return	Class A	Class S	Institutional Class
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,022.71	$ 1,023.21	$ 1,024.05
Expenses Paid per $1,000**	$ 2.11	$ 1.61	$ .75
* For the period from February 17, 2009 (commencement of operations) to June 30, 2009.
** Expenses (hypothetical expenses if Classes A and S had been in existence from 1/1/09) are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class S	Institutional Class
DWS U.S. Bond Index Fund	.42%	.32%	.15%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/09	12/31/08

Government & Agency Obligations	33%	31%
Mortgage-Backed Securities Pass-Throughs	32%	41%
Corporate Bonds	16%	21%
Cash Equivalents & Other, net	15%	2%
Commercial Mortgage-Backed Securities	3%	4%
Asset-Backed	1%	1%
	100%	100%
Sector Diversification (As a % of Corporate Bonds, Sovereign Bonds and Preferred Securities)	6/30/09	12/31/08

Financials	44%	45%
Utilities	8%	8%
Consumer Staples	8%	6%
Sovereign Bonds	6%	7%
Energy	6%	6%
Telecommunication Services	6%	6%
Health Care	6%	5%
Consumer Discretionary	5%	6%
Industrials	5%	6%
Materials	3%	2%
Information Technology	3%	3%
	100%	100%
Quality (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/09	12/31/08

US Government Obligations	65%	73%
AAA*	16%	8%
AA	3%	5%
A	10%	8%
BBB	6%	6%
	100%	100%
* Includes cash equivalents.

Asset allocation, sector diversification and quality are subject to change.

The quality ratings represent the lower of Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk.

Effective Maturity	6/30/09	12/31/08

Under 1 year	2%	2%
1-4.99 years	50%	70%
5-9.99 years	35%	17%
10-19.99 years	7%	4%
20 years or greater	6%	7%
	100%	100%

Weighted average effective maturity: 6.6 years and 5.5 years, respectively.

Effective maturity is subject to change.

For more complete details about the Fund's investment portfolio, see page 15. A quarterly Fact Sheet is available upon request. A complete list of the Fund's portfolio holdings is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of June 30, 2009 (Unaudited)

	Principal Amount ($)	Value ($)

Corporate Bonds 18.7%
Consumer Discretionary 1.0%
Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/2013	90,000	102,600
Comcast Corp.:
5.7%, 5/15/2018 (a)	125,000	125,672
5.85%, 11/15/2015	50,000	51,816
6.45%, 3/15/2037	170,000	167,542
6.95%, 8/15/2037	150,000	156,402
Cox Communications, Inc., 7.125%, 10/1/2012	100,000	107,496
Home Depot, Inc.:
4.625%, 8/15/2010	100,000	101,880
5.4%, 3/1/2016	100,000	99,822
Lowe's Companies, Inc., 5.0%, 10/15/2015 (a)	125,000	132,251
McDonald's Corp., Series I, 6.3%, 10/15/2037	75,000	80,942
McGraw-Hill Companies, Inc., 5.9%, 11/15/2017	50,000	47,868
News America Holdings, Inc., 9.25%, 2/1/2013	100,000	114,018
News America, Inc.:
6.4%, 12/15/2035	50,000	43,762
6.65%, 11/15/2037	100,000	89,952
R.R. Donnelley & Sons Co., 5.5%, 5/15/2015	25,000	21,458
Target Corp.:
5.875%, 3/1/2012	100,000	108,073
7.0%, 1/15/2038	75,000	79,938
TCI Communications, Inc., 7.125%, 2/15/2028	100,000	102,011
Time Warner Cable, Inc., 5.85%, 5/1/2017	450,000	449,370
Time Warner, Inc.:
5.875%, 11/15/2016	50,000	49,275
6.625%, 5/15/2029	10,000	9,042
6.75%, 4/15/2011	150,000	156,986
6.95%, 1/15/2028	30,000	28,182
7.7%, 5/1/2032	25,000	24,567
VF Corp., 6.45%, 11/1/2037	20,000	18,979
Viacom, Inc.:
6.25%, 4/30/2016	25,000	24,629
6.875%, 4/30/2036	100,000	92,131
Walt Disney Co.:
Series B, 5.875%, 12/15/2017	50,000	53,638
6.2%, 6/20/2014	75,000	83,597
Series B, 6.375%, 3/1/2012	25,000	27,456
Whirlpool Corp., 5.5%, 3/1/2013	100,000	94,961
Yum! Brands, Inc., 6.25%, 4/15/2016	50,000	50,911
		2,897,227
Consumer Staples 1.6%
Altria Group, Inc.:
9.25%, 8/6/2019 (a)	125,000	140,364
9.7%, 11/10/2018	100,000	114,645
10.2%, 2/6/2039	100,000	118,157
Anheuser-Busch Companies, Inc.:
4.95%, 1/15/2014	100,000	99,758
5.5%, 1/15/2018 (a)	25,000	24,142
5.95%, 1/15/2033	50,000	41,209
Bottling Group LLC:
5.0%, 11/15/2013	50,000	51,959
5.5%, 4/1/2016	50,000	53,124
Coca-Cola Co.:
4.875%, 3/15/2019	150,000	154,130
5.75%, 3/15/2011	25,000	26,731
Coca-Cola Enterprises, Inc.:
6.75%, 9/15/2028	50,000	52,308
7.375%, 3/3/2014	100,000	114,390
8.5%, 2/1/2022	75,000	97,463
ConAgra Foods, Inc., 7.125%, 10/1/2026	100,000	98,476
Costco Wholesale Corp., 5.5%, 3/15/2017	125,000	132,334
CVS Caremark Corp.:
5.75%, 6/1/2017	100,000	100,517
6.25%, 6/1/2027	100,000	101,504
Diageo Capital PLC:
5.125%, 1/30/2012	25,000	26,055
5.75%, 10/23/2017	150,000	156,490
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018	100,000	105,752
Estee Lauder Companies, Inc., 6.0%, 5/15/2037	20,000	18,694
Fortune Brands, Inc., 4.875%, 12/1/2013 (a)	50,000	48,676
General Mills, Inc.:
5.2%, 3/17/2015	25,000	26,360
5.65%, 9/10/2012	25,000	26,680
5.7%, 2/15/2017	50,000	52,633
6.0%, 2/15/2012	48,000	51,676
Kellogg Co.:
5.125%, 12/3/2012	50,000	53,448
Series B, 6.6%, 4/1/2011	50,000	53,573
Series B, 7.45%, 4/1/2031	50,000	60,042
Kimberly-Clark Corp.:
5.625%, 2/15/2012	50,000	53,297
6.625%, 8/1/2037	50,000	57,129
Kraft Foods, Inc.:
5.625%, 11/1/2011	50,000	53,124
6.125%, 2/1/2018	250,000	258,481
6.25%, 6/1/2012	40,000	43,110
6.5%, 8/11/2017	100,000	105,323
Kroger Co.:
5.5%, 2/1/2013	75,000	77,481
8.0%, 9/15/2029	50,000	56,232
Pepsi Bottling Group, Inc., Series B, 7.0%, 3/1/2029	25,000	29,269
PepsiCo, Inc.:
4.65%, 2/15/2013	100,000	104,980
5.0%, 6/1/2018 (a)	100,000	102,782
Philip Morris International, Inc.:
5.65%, 5/16/2018	150,000	157,229
6.375%, 5/16/2038	25,000	26,598
Procter & Gamble Co., 4.7%, 2/15/2019	200,000	202,829
Reynolds American, Inc., 7.625%, 6/1/2016	75,000	75,225
Safeway, Inc., 6.5%, 3/1/2011	80,000	84,726
Sara Lee Corp., 3.875%, 6/15/2013 (a)	100,000	97,977
Unilever Capital Corp., 7.125%, 11/1/2010	50,000	53,386
Wal-Mart Stores, Inc.:
4.25%, 4/15/2013	50,000	51,951
5.25%, 9/1/2035	300,000	286,045
5.875%, 4/5/2027	50,000	51,757
6.2%, 4/15/2038	100,000	107,466
Walgreen Co., 5.25%, 1/15/2019	100,000	104,027
		4,441,714
Energy 1.2%
Alabama Power Co., 5.7%, 2/15/2033 (a)	50,000	51,223
Alberta Energy Co., Ltd.:
7.375%, 11/1/2031	50,000	52,601
7.65%, 9/15/2010	10,000	10,405
Anadarko Petroleum Corp., 5.95%, 9/15/2016	100,000	98,662
Apache Corp., 6.0%, 1/15/2037	100,000	105,870
Buckeye Partners LP, 6.05%, 1/15/2018	50,000	45,434
Burlington Resources, Inc., 7.375%, 3/1/2029	50,000	52,917
Canadian Natural Resources Ltd.:
5.45%, 10/1/2012	25,000	26,180
5.7%, 5/15/2017	100,000	101,121
6.25%, 3/15/2038	25,000	24,954
Conoco Funding Co., 6.35%, 10/15/2011	100,000	109,138
Conoco, Inc., 6.95%, 4/15/2029	150,000	161,627
ConocoPhillips Canada Funding Co. I, 5.625%, 10/15/2016	100,000	106,491
DCP Midstream LLC, 8.125%, 8/16/2030	25,000	24,532
Devon Energy Corp., 6.3%, 1/15/2019 (a)	50,000	53,431
El Paso Natural Gas Co., 5.95%, 4/15/2017	150,000	144,381
EnCana Corp.:
4.75%, 10/15/2013	50,000	50,405
5.9%, 12/1/2017	50,000	51,257
Energy Transfer Partners LP:
6.125%, 2/15/2017	25,000	24,837
6.625%, 10/15/2036	25,000	24,427
9.0%, 4/15/2019	125,000	142,743
Enterprise Products Operating LLP:
Series B, 5.6%, 10/15/2014	50,000	51,387
Series L, 6.3%, 9/15/2017	50,000	50,248
Series B, 6.875%, 3/1/2033	25,000	25,633
Exelon Generation Co., LLC, 6.95%, 6/15/2011	25,000	26,474
Halliburton Co., 5.9%, 9/15/2018 (a)	75,000	80,090
Hess Corp., 7.125%, 3/15/2033	25,000	25,039
Kinder Morgan Energy Partners LP:
6.75%, 3/15/2011	60,000	62,885
6.85%, 2/15/2020 (a)	125,000	128,126
Marathon Global Funding Corp., 6.0%, 7/1/2012	150,000	158,618
Nexen, Inc., 7.875%, 3/15/2032	50,000	54,252
ONEOK, Inc., 5.2%, 6/15/2015	50,000	47,021
ONEOK Partners LP:
6.15%, 10/1/2016	75,000	74,255
8.625%, 3/1/2019	25,000	27,960
Pemex Project Funding Master Trust, Series 2, 9.125%, 10/13/2010	80,000	86,304
Petro-Canada:
5.95%, 5/15/2035	100,000	90,122
6.8%, 5/15/2038	50,000	49,292
Plains All American Pipeline LP, 6.5%, 5/1/2018	100,000	101,191
PPL Energy Supply LLC, 6.4%, 11/1/2011	25,000	26,331
Suncor Energy, Inc., 5.95%, 12/1/2034	50,000	44,543
TransCanada PipeLines Ltd.:
5.85%, 3/15/2036	50,000	48,275
6.2%, 10/15/2037	50,000	51,189
6.35%, 5/15/2067	25,000	17,375
6.5%, 8/15/2018	150,000	163,189
Transcontinental Gas Pipe Line Corp.:
Series B, 7.0%, 8/15/2011	50,000	52,772
Series B, 8.875%, 7/15/2012	25,000	27,488
Transocean, Inc.:
6.0%, 3/15/2018	50,000	51,981
6.8%, 3/15/2038	25,000	26,740
Union Pacific Resources Group, Inc., 7.5%, 10/15/2026	60,000	54,455
Valero Energy Corp.:
6.625%, 6/15/2037	35,000	29,859
6.875%, 4/15/2012	50,000	53,171
7.5%, 4/15/2032	25,000	23,921
Weatherford International Ltd., 5.5%, 2/15/2016	50,000	47,943
Williams Companies, Inc., 8.75%, 3/15/2032	50,000	50,250
XTO Energy, Inc.:
5.3%, 6/30/2015	50,000	51,392
6.25%, 4/15/2013	25,000	26,491
6.25%, 8/1/2017	100,000	105,229
		3,554,127
Financials 8.8%
ACE INA Holdings, Inc., 6.7%, 5/15/2036	50,000	49,503
Allstate Corp., 5.35%, 6/1/2033	50,000	42,019
Allstate Life Global Funding Trusts, 5.375%, 4/30/2013	200,000	206,797
American Express Co.:
4.875%, 7/15/2013	75,000	73,258
5.25%, 9/12/2011	250,000	252,235
6.15%, 8/28/2017	75,000	69,172
8.125%, 5/20/2019	125,000	129,716
American General Finance Corp., Series H, 5.375%, 10/1/2012	55,000	32,431
American International Group, Inc.:
4.25%, 5/15/2013	100,000	57,926
5.05%, 10/1/2015	100,000	53,944
Series G, 5.85%, 1/16/2018	50,000	26,452
Anadarko Finance Co., Series B, 6.75%, 5/1/2011	25,000	26,020
Apache Finance Canada, 7.75%, 12/15/2029	25,000	30,179
Assurant, Inc., 5.625%, 2/15/2014	25,000	22,299
AvalonBay Communities, Inc., 6.125%, 11/1/2012	30,000	30,413
AXA Financial, Inc., 7.75%, 8/1/2010	100,000	100,275
AXA SA, 8.6%, 12/15/2030	50,000	46,842
Bank of America Corp.:
4.75%, 8/1/2015	100,000	90,424
4.9%, 5/1/2013	100,000	97,403
5.125%, 11/15/2014 (a)	200,000	188,032
5.625%, 10/14/2016	100,000	90,360
5.75%, 8/15/2016	100,000	86,767
5.75%, 12/1/2017	425,000	378,432
6.0%, 10/15/2036	100,000	80,149
6.25%, 4/15/2012 (a)	150,000	154,114
7.625%, 6/1/2019	50,000	50,223
Bank of New York Mellon Corp.:
4.3%, 5/15/2014 (a)	100,000	101,612
Series G, 4.95%, 11/1/2012	25,000	26,435
5.5%, 12/1/2017	50,000	46,764
Bank of Tokyo-Mitsubishi UFJ Ltd., 7.4%, 6/15/2011	10,000	10,289
Bank One Corp.:
7.625%, 10/15/2026	50,000	51,772
7.875%, 8/1/2010	50,000	52,423
Barclays Bank PLC, 5.45%, 9/12/2012	100,000	104,261
BB&T Capital Trust II, 6.75%, 6/7/2036	25,000	20,000
BB&T Corp., 5.2%, 12/23/2015	150,000	138,627
Bear Stearns Companies LLC:
4.5%, 10/28/2010	175,000	178,988
5.3%, 10/30/2015 (a)	150,000	147,362
5.7%, 11/15/2014	100,000	101,887
7.25%, 2/1/2018	285,000	300,387
Berkshire Hathaway Finance Corp., 4.625%, 10/15/2013 (a)	150,000	156,658
BHP Billiton Finance Ltd.:
5.4%, 3/29/2017 (a)	150,000	156,677
5.5%, 4/1/2014	50,000	53,637
6.5%, 4/1/2019	50,000	55,526
Boeing Capital Corp., 6.1%, 3/1/2011	110,000	117,168
Boston Properties LP, 6.25%, 1/15/2013	50,000	49,768
BP Capital Markets PLC, 4.75%, 3/10/2019	150,000	149,212
British Transco Finance, Inc., 6.625%, 6/1/2018	100,000	104,108
Bunge Ltd. Finance Corp., 5.35%, 4/15/2014	50,000	48,650
Capital One Bank USA NA, 5.75%, 9/15/2010 (a)	100,000	101,931
Capital One Financial Corp., 7.375%, 5/23/2014	75,000	77,339
Caterpillar Financial Services Corp.:
Series F, 4.75%, 2/17/2015	50,000	48,307
5.45%, 4/15/2018	100,000	95,205
Charles Schwab Corp., 4.95%, 6/1/2014	50,000	50,859
Charter One Bank NA, 6.375%, 5/15/2012 (a)	10,000	9,335
China Development Bank Corp., 5.0%, 10/15/2015	50,000	51,604
Chubb Corp.:
6.0%, 11/15/2011	10,000	10,691
6.0%, 5/11/2037	75,000	75,910
Series 1, 6.5%, 5/15/2038	25,000	27,102
Citigroup, Inc.:
5.125%, 5/5/2014	100,000	91,035
5.25%, 2/27/2012	50,000	48,825
5.3%, 1/7/2016	100,000	86,136
5.5%, 4/11/2013	350,000	328,036
5.5%, 2/15/2017	100,000	81,482
5.875%, 2/22/2033	100,000	73,964
6.0%, 8/15/2017	50,000	43,588
6.0%, 10/31/2033	100,000	74,622
6.125%, 11/21/2017	100,000	87,676
6.125%, 5/15/2018	100,000	87,466
6.5%, 1/18/2011	150,000	152,320
6.5%, 8/19/2013	100,000	97,138
6.625%, 6/15/2032	75,000	61,494
7.25%, 10/1/2010	50,000	49,795
Corp. Andina de Fomento:
5.2%, 5/21/2013 (a)	75,000	75,340
6.875%, 3/15/2012	10,000	10,543
Countrywide Home Loans, Inc., Series L, 4.0%, 3/22/2011	100,000	98,690
Credit Suisse (USA), Inc.:
4.875%, 1/15/2015	150,000	150,634
5.125%, 8/15/2015	25,000	25,636
5.375%, 3/2/2016 (a)	50,000	51,480
6.125%, 11/15/2011	100,000	107,064
6.5%, 1/15/2012	150,000	161,868
7.125%, 7/15/2032 (a)	50,000	53,390
Credit Suisse New York:
5.0%, 5/15/2013	100,000	102,232
6.0%, 2/15/2018	100,000	99,833
Daimler Finance NA LLC, 6.5%, 11/15/2013	75,000	76,240
Deutsche Telekom International Finance BV:
5.75%, 3/23/2016	100,000	102,386
5.875%, 8/20/2013	100,000	104,893
Devon Financing Corp., ULC, 6.875%, 9/30/2011	100,000	108,609
Diageo Finance BV, 5.5%, 4/1/2013	50,000	52,567
Dow Capital BV, 9.2%, 6/1/2010	50,000	51,273
Eksportfinans ASA, 5.0%, 2/14/2012	100,000	106,105
ERP Operating LP, 6.625%, 3/15/2012	125,000	128,512
European Investment Bank:
2.375%, 3/14/2014	1,000,000	972,489
4.625%, 5/15/2014	450,000	478,875
4.875%, 2/15/2036	200,000	192,828
5.125%, 5/30/2017	50,000	53,354
Fifth Third Bancorp.:
4.5%, 6/1/2018	50,000	35,748
5.45%, 1/15/2017	25,000	19,611
FleetBoston Financial Corp., 6.875%, 1/15/2028	45,000	38,029
General Electric Capital Corp.:
Series A, 4.875%, 3/4/2015 (a)	475,000	462,113
Series A, 5.0%, 1/8/2016 (a)	150,000	147,445
5.45%, 1/15/2013 (a)	450,000	461,840
5.625%, 5/1/2018	300,000	283,735
Series A, 5.875%, 2/15/2012	200,000	208,899
Series A, 6.15%, 8/7/2037	125,000	102,964
Series A, 6.75%, 3/15/2032	100,000	89,771
6.875%, 11/15/2010	50,000	52,140
Genworth Financial, Inc., 5.75%, 6/15/2014	25,000	17,551
H.J. Heinz Finance Co.:
6.0%, 3/15/2012	25,000	26,266
6.625%, 7/15/2011	25,000	26,483
6.75%, 3/15/2032	50,000	50,516
Hartford Financial Services Group, Inc.:
4.625%, 7/15/2013	50,000	44,399
5.95%, 10/15/2036	25,000	17,069
HCP, Inc., (REIT), 6.0%, 1/30/2017	50,000	42,386
HSBC Bank USA, 4.625%, 4/1/2014	50,000	49,089
HSBC Finance Corp.:
4.75%, 7/15/2013	50,000	48,823
5.0%, 6/30/2015	50,000	46,590
5.5%, 1/19/2016	100,000	94,077
6.375%, 10/15/2011	50,000	51,127
6.375%, 11/27/2012	50,000	50,857
7.0%, 5/15/2012	100,000	103,097
HSBC Holdings PLC:
5.25%, 12/12/2012	107,000	110,904
6.5%, 5/2/2036	200,000	195,307
ING Groep NV, 5.775%, 12/29/2049	75,000	43,875
International Finance Corp.:
4.75%, 4/25/2012 (a)	50,000	51,723
5.125%, 5/2/2011	50,000	51,468
International Lease Finance Corp.:
Series R, 5.55%, 9/5/2012	100,000	77,691
Series R, 5.65%, 6/1/2014	50,000	36,233
5.875%, 5/1/2013	100,000	75,745
John Deere Capital Corp.:
4.9%, 9/9/2013	100,000	103,573
7.0%, 3/15/2012	100,000	109,816
JPMorgan Chase & Co.:
5.125%, 9/15/2014	100,000	99,516
6.0%, 1/15/2018	200,000	198,681
6.125%, 6/27/2017	50,000	49,402
6.75%, 2/1/2011	100,000	104,546
JPMorgan Chase Bank NA, 5.875%, 6/13/2016	250,000	240,946
JPMorgan Chase Capital XV, 5.875%, 3/15/2035	225,000	180,000
KeyBank NA, 5.45%, 3/3/2016	25,000	21,448
Korea Development Bank, 4.625%, 9/16/2010	100,000	100,808
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 6/29/2037	500,000	118,570
3.25%, 3/15/2013	550,000	560,392
4.125%, 10/15/2014 (a)	150,000	151,625
4.75%, 5/15/2012	400,000	428,994
7.0%, 3/1/2013	275,000	305,622
Landwirtschaftliche Rentenbank:
3.25%, 3/15/2013	250,000	252,092
5.125%, 2/1/2017 (a)	100,000	105,935
M&T Bank Corp., 5.375%, 5/24/2012	25,000	24,689
Marsh & McLennan Companies, Inc.:
5.375%, 7/15/2014	50,000	48,675
5.75%, 9/15/2015	50,000	47,636
Mellon Funding Corp., 5.0%, 12/1/2014	50,000	50,872
Merrill Lynch & Co., Inc.:
Series C, 4.79%, 8/4/2010	50,000	50,264
5.0%, 2/3/2014	25,000	23,983
Series C, 5.0%, 1/15/2015	25,000	22,834
Series C, 5.45%, 2/5/2013	100,000	97,330
Series C, 6.05%, 8/15/2012	200,000	200,529
6.05%, 5/16/2016	50,000	44,770
6.22%, 9/15/2026	50,000	41,111
Series C, 6.4%, 8/28/2017	50,000	44,263
6.5%, 7/15/2018	50,000	45,040
MetLife, Inc.:
5.0%, 6/15/2015	175,000	166,732
6.125%, 12/1/2011	25,000	26,172
6.4%, 12/15/2036	25,000	17,875
Morgan Stanley:
4.75%, 4/1/2014	500,000	472,295
5.3%, 3/1/2013	100,000	101,287
5.45%, 1/9/2017	100,000	93,378
Series F, 5.55%, 4/27/2017	300,000	279,263
Series F, 6.0%, 4/28/2015	150,000	149,608
6.6%, 4/1/2012	100,000	105,876
National City Corp., 4.9%, 1/15/2015	100,000	94,831
National Rural Utilities Cooperative Finance Corp., Series C, 8.0%, 3/1/2032	100,000	112,337
Nationwide Financial Services, 5.9%, 7/1/2012	25,000	24,557
NiSource Finance Corp.:
5.25%, 9/15/2017	75,000	64,313
5.45%, 9/15/2020	75,000	63,081
Nordic Investment Bank, 5.0%, 2/1/2017	150,000	158,995
Novartis Securities Investment Ltd., 5.125%, 2/10/2019	100,000	102,309
Oesterreichische Kontrollbank AG:
4.5%, 3/9/2015	150,000	153,323
4.75%, 10/16/2012	100,000	105,895
OneBeacon US Holdings, Inc., 5.875%, 5/15/2013	50,000	47,099
Ontario Electricity Financial Corp., 7.45%, 3/31/2013	50,000	55,633
PNC Funding Corp., 6.7%, 6/10/2019	100,000	103,140
Principal Life Income Funding Trust, 5.1%, 4/15/2014	25,000	24,951
ProLogis (REIT):
5.5%, 3/1/2013	20,000	17,531
5.75%, 4/1/2016	25,000	19,705
Protective Life Secured Trust, Series 2004-A, 4.0%, 4/1/2011 (a)	25,000	24,695
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014	100,000	94,482
Series B, 5.75%, 7/15/2033	25,000	19,744
Series D, 6.625%, 12/1/2037	50,000	43,320
Regions Financial Corp., 6.375%, 5/15/2012	50,000	45,872
Rio Tinto Finance (USA) Ltd., 9.0%, 5/1/2019	100,000	111,150
Royal Bank of Canada, 5.65%, 7/20/2011	50,000	53,306
Royal Bank of Scotland Group PLC, 5.05%, 1/8/2015	100,000	78,385
Santander Central Hispano Issuances Ltd., 7.625%, 9/14/2010	50,000	51,316
Shell International Finance BV, 6.375%, 12/15/2038	100,000	108,922
Simon Property Group LP (REIT):
5.1%, 6/15/2015	50,000	45,656
5.25%, 12/1/2016	100,000	88,828
6.35%, 8/28/2012	100,000	101,716
SLM Corp., Series A, 5.0%, 10/1/2013	25,000	20,221
State Street Corp., 4.3%, 5/30/2014	100,000	98,864
Svensk Exportkredit AB, Series D, 4.875%, 9/29/2011	100,000	105,540
Swiss Re Insurance Solutions Holding Corp., 6.45%, 3/1/2019	50,000	41,892
Telefonica Emisiones SAU, 6.421%, 6/20/2016	125,000	133,651
The Goldman Sachs Group, Inc.:
5.125%, 1/15/2015	125,000	122,953
5.15%, 1/15/2014	100,000	100,366
5.35%, 1/15/2016	100,000	95,342
5.625%, 1/15/2017	25,000	23,760
6.0%, 5/1/2014	300,000	313,098
6.125%, 2/15/2033	50,000	46,666
6.15%, 4/1/2018	150,000	146,037
6.25%, 9/1/2017	200,000	197,885
6.6%, 1/15/2012	100,000	106,473
6.75%, 10/1/2037	400,000	355,598
6.875%, 1/15/2011	50,000	52,860
The International Bank for Reconstruction & Development:
4.75%, 2/15/2035	25,000	23,294
5.0%, 4/1/2016	50,000	53,412
8.625%, 10/15/2016	100,000	126,727
The Travelers Companies, Inc.:
6.25%, 6/15/2037	50,000	51,782
6.75%, 6/20/2036	50,000	54,203
Tyco International Finance SA, 8.5%, 1/15/2019	100,000	110,878
UBS AG Stamford Branch:
Series 10, 5.875%, 7/15/2016	50,000	43,280
5.875%, 12/20/2017	225,000	209,534
UFJ Finance Aruba AEC, 6.75%, 7/15/2013	150,000	155,316
US Bank NA, 6.375%, 8/1/2011	100,000	107,151
Verizon Global Funding Corp.:
7.75%, 12/1/2030	100,000	111,678
7.75%, 6/15/2032	100,000	111,414
Verizon Wireless Capital LLC, 144A, 8.5%, 11/15/2018	200,000	239,019
Wachovia Bank NA:
4.875%, 2/1/2015	75,000	71,617
5.0%, 8/15/2015	200,000	188,435
Wachovia Corp.:
4.875%, 2/15/2014 (a)	50,000	48,834
5.25%, 8/1/2014	50,000	48,929
Series G, 5.5%, 5/1/2013	325,000	335,726
5.625%, 10/15/2016	100,000	95,531
5.75%, 6/15/2017	50,000	49,328
Wells Fargo & Co.:
4.625%, 4/15/2014	100,000	97,385
4.95%, 10/16/2013	50,000	49,795
5.0%, 11/15/2014 (a)	50,000	49,913
5.125%, 9/15/2016	50,000	47,443
5.375%, 2/7/2035	150,000	131,918
Wells Fargo Bank NA, 6.45%, 2/1/2011	75,000	78,417
Wells Fargo Financial, Inc., 5.5%, 8/1/2012	25,000	25,991
Western Union Co.:
5.93%, 10/1/2016	50,000	50,480
6.2%, 11/17/2036	25,000	23,558
		25,181,602
Health Care 1.1%
Abbott Laboratories:
5.15%, 11/30/2012	250,000	270,120
6.15%, 11/30/2037	50,000	54,412
Aetna, Inc., 6.625%, 6/15/2036	50,000	45,452
Amgen, Inc.:
4.85%, 11/18/2014 (a)	25,000	26,408
5.85%, 6/1/2017	125,000	132,638
AstraZeneca PLC, 5.9%, 9/15/2017	250,000	267,707
Baxter International, Inc., 4.625%, 3/15/2015	25,000	25,639
Bristol-Myers Squibb Co.:
5.25%, 8/15/2013 (a)	50,000	53,201
5.875%, 11/15/2036	50,000	51,483
Cardinal Health, Inc., 6.0%, 6/15/2017	75,000	70,450
Covidien International Finance SA:
6.0%, 10/15/2017	75,000	79,759
6.55%, 10/15/2037	25,000	27,689
Eli Lilly & Co., 5.2%, 3/15/2017	125,000	130,966
Genentech, Inc., 4.75%, 7/15/2015	50,000	51,660
GlaxoSmithKline Capital, Inc.:
4.85%, 5/15/2013	100,000	104,604
5.65%, 5/15/2018	125,000	132,400
6.375%, 5/15/2038	100,000	108,743
Johnson & Johnson:
5.55%, 8/15/2017	100,000	108,690
6.95%, 9/1/2029	50,000	58,896
McKesson Corp., 5.7%, 3/1/2017	75,000	74,930
Medco Health Solutions, Inc., 7.125%, 3/15/2018	25,000	26,327
Medtronic, Inc.:
Series B, 4.75%, 9/15/2015	25,000	26,294
6.5%, 3/15/2039	25,000	27,576
Merck & Co., Inc.:
4.75%, 3/1/2015	100,000	104,475
5.85%, 6/30/2039	25,000	25,682
Pfizer, Inc., 6.2%, 3/15/2019	300,000	328,087
Pharmacia Corp., 6.6%, 12/1/2028	75,000	83,422
Quest Diagnostics, Inc., 6.95%, 7/1/2037	25,000	25,123
Schering-Plough Corp.:
5.55%, 12/1/2013	50,000	53,708
6.75%, 12/1/2033	25,000	27,511
UnitedHealth Group, Inc.:
4.875%, 4/1/2013	25,000	25,112
5.0%, 8/15/2014	150,000	145,910
5.375%, 3/15/2016	50,000	47,027
WellPoint Health Networks, Inc., 6.375%, 1/15/2012 (a)	100,000	104,170
Wyeth:
5.5%, 2/1/2014	150,000	160,535
5.5%, 2/15/2016	50,000	52,338
5.95%, 4/1/2037	150,000	155,179
		3,294,323
Industrials 1.0%
3M Co.:
Series E, 4.375%, 8/15/2013	100,000	106,330
5.7%, 3/15/2037	25,000	26,043
Archer-Daniels-Midland Co., 5.935%, 10/1/2032 (a)	75,000	73,923
Boeing Co., 5.125%, 2/15/2013	50,000	53,173
Burlington Northern Santa Fe Corp., 5.9%, 7/1/2012	100,000	105,900
Canadian National Railway Co.:
4.4%, 3/15/2013	100,000	102,189
6.375%, 11/15/2037	50,000	54,766
Caterpillar, Inc., 7.3%, 5/1/2031	120,000	128,035
CRH America, Inc., 5.3%, 10/15/2013	100,000	93,137
CSX Corp.:
6.0%, 10/1/2036	100,000	90,583
6.15%, 5/1/2037	50,000	46,487
Danaher Corp., 5.625%, 1/15/2018	50,000	52,147
Deere & Co., 8.1%, 5/15/2030	50,000	60,296
Emerson Electric Co., 5.25%, 10/15/2018	50,000	51,213
Federal Express Corp., 9.65%, 6/15/2012	50,000	56,145
General Dynamics Corp., 5.375%, 8/15/2015 (a)	100,000	108,525
General Electric Co., 5.0%, 2/1/2013	200,000	208,103
Honeywell International, Inc.:
5.3%, 3/15/2017	50,000	52,490
5.7%, 3/15/2036 (a)	50,000	51,174
5.7%, 3/15/2037	50,000	51,193
Lockheed Martin Corp., Series B, 6.15%, 9/1/2036	75,000	80,060
M.D.C. Holdings, Inc., 5.375%, 7/1/2015	25,000	23,028
Norfolk Southern Corp.:
5.64%, 5/17/2029	96,000	87,777
7.8%, 5/15/2027	4,000	4,276
Norfolk Southern Railway Co., 9.75%, 6/15/2020	40,000	53,165
Northrop Grumman Systems Corp.:
7.125%, 2/15/2011	100,000	107,336
7.75%, 2/15/2031	50,000	62,567
Raytheon Co., 7.2%, 8/15/2027	75,000	85,628
Tyco International Ltd., 6.875%, 1/15/2021	50,000	47,281
Union Pacific Corp.:
5.75%, 11/15/2017	25,000	25,201
6.65%, 1/15/2011	50,000	52,472
7.0%, 2/1/2016	50,000	51,557
United Parcel Service of America, Inc., 8.375%, 4/1/2020	50,000	63,786
United Technologies Corp.:
4.875%, 5/1/2015	50,000	53,168
5.375%, 12/15/2017	100,000	105,903
6.1%, 5/15/2012 (a)	50,000	53,868
6.35%, 3/1/2011	25,000	26,761
7.125%, 11/15/2010	50,000	53,447
Waste Management, Inc.:
7.0%, 7/15/2028	50,000	47,342
7.1%, 8/1/2026	100,000	94,228
Xerox Corp.:
5.5%, 5/15/2012	50,000	49,863
6.75%, 2/1/2017	100,000	91,000
		2,891,566
Information Technology 0.5%
Cisco Systems, Inc.:
5.5%, 2/22/2016	250,000	264,848
5.9%, 2/15/2039	50,000	49,240
Fiserv, Inc., 6.125%, 11/20/2012	75,000	77,850
Hewlett-Packard Co.:
4.5%, 3/1/2013	50,000	51,983
4.75%, 6/2/2014	100,000	104,394
6.5%, 7/1/2012	50,000	55,006
International Business Machines Corp.:
4.75%, 11/29/2012	100,000	107,226
5.7%, 9/14/2017	150,000	159,249
6.5%, 1/15/2028	125,000	134,704
Microsoft Corp., 5.2%, 6/1/2039	50,000	48,664
Motorola, Inc., 7.625%, 11/15/2010	8,000	8,139
Oracle Corp.:
4.95%, 4/15/2013	75,000	78,537
5.25%, 1/15/2016	100,000	104,641
6.5%, 4/15/2038	100,000	106,514
Pitney Bowes, Inc., 3.875%, 6/15/2013	100,000	101,239
		1,452,234
Materials 0.7%
Alcoa, Inc.:
5.9%, 2/1/2027	25,000	17,826
5.95%, 2/1/2037	75,000	51,100
6.0%, 1/15/2012 (a)	25,000	25,217
7.375%, 8/1/2010 (a)	100,000	102,917
ArcelorMittal:
6.125%, 6/1/2018	100,000	87,500
9.85%, 6/1/2019	75,000	80,941
Barrick Gold Corp., 6.95%, 4/1/2019	100,000	112,001
Dow Chemical Co.:
6.0%, 10/1/2012	100,000	101,241
7.6%, 5/15/2014	150,000	154,500
E.I. du Pont de Nemours & Co., 6.0%, 7/15/2018	175,000	188,638
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017	100,000	100,750
International Paper Co., 7.95%, 6/15/2018	100,000	96,474
Monsanto Co., 5.5%, 8/15/2025 (a)	25,000	25,105
Nucor Corp., 6.4%, 12/1/2037	50,000	51,392
Potash Corp. of Saskatchewan, Inc., 6.5%, 5/15/2019	100,000	107,752
Praxair, Inc., 3.95%, 6/1/2013	50,000	50,938
Rio Tinto Alcan, Inc.:
4.5%, 5/15/2013	100,000	97,470
4.875%, 9/15/2012	10,000	9,605
5.2%, 1/15/2014	25,000	23,593
6.125%, 12/15/2033	50,000	39,512
Vale Overseas Ltd.:
6.25%, 1/23/2017 (a)	50,000	50,413
6.875%, 11/21/2036	150,000	142,426
Weyerhaeuser Co., 6.75%, 3/15/2012	150,000	150,054
		1,867,365
Telecommunication Services 1.2%
America Movil SAB de CV:
5.75%, 1/15/2015	50,000	50,427
6.125%, 11/15/2037	100,000	91,425
Ameritech Capital Funding Corp., 6.55%, 1/15/2028	100,000	96,443
AT&T Mobility LLC, 6.5%, 12/15/2011	75,000	80,912
AT&T, Inc.:
4.85%, 2/15/2014	100,000	103,720
5.1%, 9/15/2014	25,000	25,970
5.6%, 5/15/2018	200,000	201,080
5.8%, 2/15/2019	150,000	152,296
5.875%, 8/15/2012	150,000	160,985
6.8%, 5/15/2036	50,000	51,804
8.0%, 11/15/2031	20,000	23,084
BellSouth Corp.:
5.2%, 9/15/2014	100,000	104,104
6.0%, 11/15/2034	100,000	94,254
British Telecommunications PLC:
5.95%, 1/15/2018	50,000	45,062
9.125%, 12/15/2010	50,000	53,104
9.625%, 12/15/2030	70,000	77,606
Embarq Corp.:
7.082%, 6/1/2016	175,000	170,903
7.995%, 6/1/2036	25,000	21,984
France Telecom SA:
7.75%, 3/1/2011	75,000	81,115
8.5%, 3/1/2031	75,000	96,325
Koninklijke (Royal) KPN NV:
8.0%, 10/1/2010	25,000	26,232
8.375%, 10/1/2030	50,000	57,152
Motorola, Inc., 7.5%, 5/15/2025	50,000	38,250
New Cingular Wireless Services, Inc., 7.875%, 3/1/2011	100,000	107,846
Qwest Corp., 144A, 8.375%, 5/1/2016	150,000	144,750
Rogers Communications, Inc., 6.8%, 8/15/2018	100,000	107,203
Telecom Italia Capital SA:
5.25%, 10/1/2015	175,000	168,934
6.375%, 11/15/2033	75,000	66,657
Telefonica Europe BV, 7.75%, 9/15/2010	125,000	131,859
Verizon Communications, Inc.:
5.55%, 2/15/2016	100,000	103,506
6.35%, 4/1/2019	350,000	364,102
Verizon New York, Inc., Series A, 6.875%, 4/1/2012	25,000	26,496
Verizon Virginia, Inc., Series A, 4.625%, 3/15/2013	100,000	100,219
Vodafone Group PLC:
5.0%, 9/15/2015	50,000	50,205
6.15%, 2/27/2037	125,000	122,981
		3,398,995
Utilities 1.6%
Alabama Power Co., 6.125%, 5/15/2038	100,000	107,267
American Electric Power Co., Inc., 5.25%, 6/1/2015	100,000	98,152
Arizona Public Service Co., 6.5%, 3/1/2012 (a)	75,000	77,527
Atmos Energy Corp., 4.95%, 10/15/2014	25,000	24,874
CenterPoint Energy Houston Electric LLC, Series J2, 5.7%, 3/15/2013 (a)	100,000	101,457
Cleveland Electric Illuminating Co.:
5.7%, 4/1/2017	150,000	146,138
Series D, 7.88%, 11/1/2017	75,000	84,533
Commonwealth Edison Co.:
5.8%, 3/15/2018	50,000	50,776
Series 106, 6.15%, 9/15/2017	100,000	103,890
Consolidated Edison Co. of New York:
4.875%, 2/1/2013	50,000	51,933
6.2%, 6/15/2036 (a)	125,000	130,665
Constellation Energy Group, 4.55%, 6/15/2015	30,000	26,002
Detroit Edison Co., 5.7%, 10/1/2037	50,000	47,555
Dominion Resources, Inc.:
Series C, 5.15%, 7/15/2015	50,000	50,720
Series B, 5.95%, 6/15/2035	50,000	47,696
DTE Energy Co., 7.05%, 6/1/2011	50,000	52,324
Duke Energy Carolinas LLC, 5.3%, 10/1/2015	75,000	78,554
Duke Energy Indiana, Inc.:
5.0%, 9/15/2013	100,000	103,397
6.45%, 4/1/2039	150,000	168,038
Emerson Electric Co., 4.75%, 10/15/2015 (a)	75,000	79,080
Entergy Texas, Inc., 7.125%, 2/1/2019	100,000	104,250
Exelon Corp.:
5.625%, 6/15/2035	25,000	20,124
6.75%, 5/1/2011	50,000	52,188
Florida Power & Light Co.:
4.95%, 6/1/2035	50,000	46,465
5.65%, 2/1/2037 (a)	50,000	51,322
Florida Power Corp., 5.65%, 6/15/2018	125,000	133,387
Hydro-Quebec:
Series JL, 6.3%, 5/11/2011	50,000	54,191
Series HY, 8.4%, 1/15/2022	100,000	122,205
KeySpan Corp., 8.0%, 11/15/2030	50,000	53,677
MidAmerican Energy Co., 5.3%, 3/15/2018	100,000	103,721
MidAmerican Energy Holdings Co.:
5.875%, 10/1/2012	25,000	26,625
6.125%, 4/1/2036	50,000	49,424
6.5%, 9/15/2037	100,000	103,784
Nevada Power Co., Series N, 6.65%, 4/1/2036	25,000	25,428
Northern States Power Co., 6.25%, 6/1/2036	100,000	109,521
NSTAR Electric Co., 4.875%, 4/15/2014	25,000	26,098
Pacific Gas & Electric Co.:
5.625%, 11/30/2017	25,000	26,462
6.05%, 3/1/2034	200,000	207,487
Pepco Holdings, Inc., 6.45%, 8/15/2012	100,000	104,056
PPL Energy Supply LLC, 5.4%, 8/15/2014	100,000	101,293
Progress Energy, Inc.:
6.85%, 4/15/2012	35,000	37,907
7.1%, 3/1/2011	42,000	44,669
PSE&G Power LLC, 5.5%, 12/1/2015	50,000	49,675
Public Service Co. of Colorado, 4.875%, 3/1/2013 (a)	75,000	78,091
Puget Sound Energy, Inc., 5.483%, 6/1/2035	25,000	20,587
SCANA Corp.:
6.25%, 2/1/2012	60,000	62,708
6.875%, 5/15/2011	25,000	26,564
Scottish Power Ltd., 5.375%, 3/15/2015	150,000	144,327
Sempra Energy, 6.0%, 2/1/2013	25,000	25,555
Sierra Pacific Power Co., 5.45%, 9/1/2013	50,000	51,287
Southern California Edison Co.:
6.0%, 1/15/2034	50,000	53,043
6.05%, 3/15/2039	50,000	53,666
6.65%, 4/1/2029 (a)	100,000	107,291
Southern California Gas Co., 5.75%, 11/15/2035 (a)	50,000	50,588
Southern Power Co., Series B, 6.25%, 7/15/2012	25,000	26,755
Southern Union Co., 8.25%, 11/15/2029	50,000	46,902
Southwestern Electric Power Co., Series F, 5.875%, 3/1/2018	150,000	148,526
Union Electric Co., 6.4%, 6/15/2017	100,000	102,677
United Utilities PLC, 5.375%, 2/1/2019	30,000	27,781
Virginia Electric & Power Co., 5.4%, 4/30/2018	200,000	207,495
Wisconsin Energy Corp., 6.5%, 4/1/2011 (a)	50,000	53,445
Xcel Energy, Inc., 6.5%, 7/1/2036 (a)	75,000	74,876
		4,646,701
Total Corporate Bonds (Cost $53,796,701)		53,625,854

Asset-Backed 0.5%
Automobile Receivables 0.2%
USAA Auto Owner Trust:
"A3", Series 2009-1, 3.02%, 6/17/2013	150,000	151,812
"A4", Series 2009-1, 4.77%, 9/15/2014	150,000	153,647
"A4", Series 2007-1, 5.55%, 2/15/2013	250,000	262,935
		568,394
Credit Card Receivables 0.2%
Capital One Multi-Asset Execution Trust, "A7", Series 2005-A7, 4.7%, 6/15/2015	100,000	103,257
Chase Issuance Trust, "A", Series 2007-A15, 4.96%, 9/17/2012	100,000	103,523
Citibank Credit Card Issuance Trust:
"A7", Series 2005-A7, 4.75%, 10/22/2012	100,000	103,480
"A10", Series 2003-A10, 4.75%, 12/10/2015	100,000	101,371
"A8", Series 2004-A8, 4.9%, 12/12/2016	100,000	100,515
"A8", Series 2007-A8, 5.65%, 9/20/2019	200,000	203,600
		715,746
Home Equity Loans 0.0%
Chase Funding Mortgage Loan Asset-Backed Certificates, "1A4", Series 2004-2, 5.323%, 2/25/2035	62,233	44,645
Countrywide Asset-Backed Certificates, "AF3", Series 2005-1, 4.575%, 7/25/2035	6,361	6,031
		50,676
Miscellaneous 0.1%
CenterPoint Energy Transition Bond Co., LLC, "A4", Series 2005-A, 5.17%, 8/1/2019	100,000	104,377
Oncor Electric Delivery Transition Bond Co., "A3", Series 2003-1, 4.95%, 2/15/2015	100,000	104,452
		208,829
Total Asset-Backed (Cost $1,535,376)		1,543,645

Government & Agency Obligations 37.6%
Other Government Related 1.8%
JPMorgan Chase & Co., FDIC Guaranteed, 1.65%, 2/23/2011	2,000,000	2,017,046
Morgan Stanley, FDIC Guaranteed, 2.25%, 3/13/2012	1,000,000	1,008,807
The Goldman Sachs Group, Inc., FDIC Guaranteed, 1.625%, 7/15/2011 (a)	2,000,000	2,010,872
		5,036,725
Sovereign Bonds 1.2%
Federal Republic of Brazil:
8.875%, 10/14/2019	100,000	122,500
8.875%, 4/15/2024	100,000	124,250
11.0%, 8/17/2040 (a)	555,000	722,055
Province of Nova Scotia, 5.75%, 2/27/2012	50,000	52,656
Province of Ontario:
4.375%, 2/15/2013	100,000	104,117
4.5%, 2/3/2015	150,000	156,314
4.95%, 11/28/2016	25,000	25,464
Province of Quebec:
4.625%, 5/14/2018	50,000	49,475
5.125%, 11/14/2016	50,000	51,841
Series NN, 7.125%, 2/9/2024	100,000	113,523
Series PD, 7.5%, 9/15/2029	100,000	122,612
Republic of Italy:
4.5%, 1/21/2015	250,000	256,304
5.375%, 6/12/2017	100,000	101,635
5.375%, 6/15/2033	100,000	96,883
6.875%, 9/27/2023	200,000	224,483
Republic of Korea:
4.875%, 9/22/2014	50,000	49,469
5.125%, 12/7/2016 (a)	100,000	96,432
Republic of Peru:
7.35%, 7/21/2025	115,000	123,050
8.375%, 5/3/2016	75,000	86,438
Republic of South Africa, 6.875%, 5/27/2019	100,000	102,750
State of Israel, 5.125%, 3/26/2019	100,000	99,267
United Mexican States:
5.625%, 1/15/2017	270,000	272,970
6.375%, 1/16/2013	350,000	378,000
Series A, 6.75%, 9/27/2034	66,000	66,561
		3,599,049
US Government Sponsored Agencies 7.6%
Federal Home Loan Bank:
1.625%, 7/27/2011 (a)	1,000,000	1,005,502
3.875%, 6/14/2013 (a)	1,000,000	1,048,734
4.5%, 11/15/2012 (a)	1,000,000	1,074,937
5.375%, 8/19/2011	1,000,000	1,080,072
Federal Home Loan Mortgage Corp.:
1.625%, 4/26/2011 (a)	1,800,000	1,813,703
2.5%, 4/23/2014 (a)	2,200,000	2,165,172
4.125%, 7/12/2010	1,000,000	1,038,956
4.5%, 1/15/2013	500,000	538,814
5.125%, 4/18/2011	1,000,000	1,069,319
6.75%, 9/15/2029 (a)	3,000	3,662
Federal National Mortgage Association:
1.375%, 4/28/2011 (a)	5,000,000	5,012,940
1.75%, 3/23/2011 (a)	1,000,000	1,009,507
4.875%, 5/18/2012	1,300,000	1,412,970
5.0%, 5/11/2017	1,000,000	1,085,933
6.25%, 5/15/2029 (a)	1,350,000	1,584,935
7.125%, 1/15/2030 (a)	50,000	64,491
7.25%, 5/15/2030 (a)	650,000	846,285
		21,855,932
US Treasury Obligations 27.0%
US Treasury Bonds:
3.5%, 2/15/2039	1,375,000	1,188,949
4.375%, 2/15/2038 (a)	565,000	570,562
4.5%, 2/15/2036 (a)	50,000	51,508
4.5%, 5/15/2038 (a)	2,450,000	2,529,243
6.0%, 2/15/2026 (a)	385,000	464,346
6.25%, 8/15/2023 (a)	1,200,000	1,461,750
7.25%, 8/15/2022 (a)	415,000	545,206
7.625%, 11/15/2022 (a)	90,000	122,034
7.875%, 2/15/2021 (a)	300,000	407,297
8.0%, 11/15/2021 (a)	565,000	779,524
8.75%, 5/15/2020 (a)	300,000	428,813
8.75%, 8/15/2020 (a)	450,000	644,625
US Treasury Notes:
0.875%, 4/30/2011	5,000,000	4,985,350
1.125%, 12/15/2011 (a)	3,000,000	2,985,000
1.125%, 1/15/2012 (a)	4,000,000	3,974,376
1.375%, 2/15/2012 (a)	2,000,000	1,998,282
1.375%, 4/15/2012 (a)	2,000,000	1,992,656
1.5%, 12/31/2013 (a)	1,000,000	963,203
1.75%, 11/15/2011 (a)	1,000,000	1,010,630
1.75%, 3/31/2014	3,000,000	2,901,564
1.875%, 6/15/2012	6,750,000	6,799,072
1.875%, 2/28/2014	4,000,000	3,896,560
2.25%, 5/31/2014 (a)	2,500,000	2,466,400
2.625%, 2/29/2016	1,750,000	1,698,184
2.75%, 2/28/2013 (a)	500,000	514,258
2.75%, 2/15/2019 (a)	3,000,000	2,809,680
3.125%, 9/30/2013 (a)	2,500,000	2,586,327
3.125%, 5/15/2019 (a)	3,250,000	3,143,367
3.5%, 2/15/2018 (a)	2,500,000	2,512,305
3.625%, 12/31/2012	500,000	530,078
3.75%, 11/15/2018	475,000	483,203
3.875%, 9/15/2010 (a)	1,500,000	1,558,829
4.0%, 8/15/2018 (a)	600,000	622,360
4.25%, 1/15/2011 (a)	2,700,000	2,839,852
4.25%, 9/30/2012 (a)	400,000	431,594
4.25%, 11/15/2013 (a)	2,950,000	3,187,844
4.5%, 11/15/2010	1,000,000	1,051,836
4.5%, 4/30/2012 (a)	250,000	270,547
4.5%, 11/15/2015 (a)	1,480,000	1,609,269
4.5%, 2/15/2016 (a)	660,000	715,739
4.5%, 5/15/2017 (a)	1,140,000	1,230,221
4.625%, 2/29/2012 (a)	500,000	541,836
4.625%, 2/15/2017 (a)	1,250,000	1,360,059
4.875%, 6/30/2012 (a)	1,500,000	1,643,437
4.875%, 8/15/2016 (a)	2,425,000	2,680,951
		77,188,726
Total Government & Agency Obligations (Cost $106,452,605)		107,680,432

Mortgage-Backed Securities Pass-Throughs 37.1%
Federal Home Loan Mortgage Corp.:
4.0%, with various maturities from 1/1/2020 until 1/1/2039 (b)	2,651,898	2,611,900
4.284%*, 3/1/2035	94,689	97,604
4.416%*, 12/1/2033	76,177	78,196
4.5%, with various maturities from 3/1/2019 until 2/1/2038 (b)	5,476,164	5,514,579
4.545%*, 3/1/2035	27,002	27,873
4.837%*, 9/1/2035	229,443	237,553
4.866%*, 11/1/2035	98,855	103,084
4.879%*, 12/1/2034	84,119	86,972
5.0%, with various maturities from 12/1/2017 until 6/1/2036 (b)	7,654,831	7,820,931
5.122%*, 6/1/2035	124,012	129,216
5.211%*, 9/1/2035	57,959	60,152
5.235%*, 12/1/2035	260,347	270,125
5.246%*, 4/1/2037	242,568	250,859
5.382%*, 11/1/2035	145,707	153,129
5.5%, with various maturities from 11/1/2013 until 1/1/2038 (b)	9,563,370	9,910,182
5.514%*, 1/1/2037	74,157	77,632
5.519%*, 5/1/2037	70,560	73,595
5.637%*, 5/1/2037	85,465	89,592
5.65%*, 4/1/2036	67,732	71,145
5.701%*, 4/1/2037	169,922	177,876
5.831%*, 4/1/2037	81,389	85,300
5.861%*, 2/1/2038	255,492	268,507
5.88%*, 2/1/2037	140,381	147,531
5.881%*, 12/1/2036	78,210	82,194
6.0%, with various maturities from 9/1/2021 until 7/1/2038	6,472,665	6,787,166
6.092%*, 9/1/2037	324,793	341,337
6.335%*, 8/1/2036	55,730	58,485
6.5%, with various maturities from 12/1/2014 until 8/1/2036 (b)	1,640,225	1,746,930
7.0%, with various maturities from 12/1/2024 until 12/1/2026	46,364	50,731
7.5%, with various maturities from 5/1/2024 until 6/1/2027	8,713	9,584
Federal National Mortgage Association:
4.0%, with various maturities from 12/1/2020 until 12/1/2038 (b)	1,981,550	1,953,471
4.356%*, 3/1/2035	212,430	219,227
4.423%*, 4/1/2034	49,189	50,621
4.454%*, 3/1/2035	160,088	164,327
4.5%, with various maturities from 11/1/2019 until 12/1/2037 (b)	6,058,676	6,118,104
4.644%*, 4/1/2035	193,500	199,939
4.896%*, 8/1/2036	56,016	58,440
4.95%*, 8/1/2035	167,549	173,582
4.951%*, 6/1/2035	192,356	198,677
4.955%*, 6/1/2035	79,902	82,718
5.0%, with various maturities from 5/1/2019 until 3/1/2039 (b)	12,625,863	12,958,085
5.1%*, 7/1/2035	70,267	73,382
5.15%*, 1/1/2036	166,103	173,992
5.477%*, 1/1/2036	180,798	189,859
5.498%*, 10/1/2036	94,687	98,920
5.5%, with various maturities from 8/1/2019 until 12/1/2038 (b)	15,395,070	15,939,927
5.616%*, 1/1/2037	72,316	75,868
5.736%*, 1/1/2037	73,121	76,845
5.763%*, 3/1/2037	85,184	89,523
5.814%*, 11/1/2036	159,537	167,414
5.86%*, 6/1/2036	331,003	346,315
5.896%*, 9/1/2036	107,622	113,104
6.0%, with various maturities from 10/1/2009 until 11/1/2037 (b)	9,905,404	10,381,432
6.5%, with various maturities from 1/1/2018 until 12/1/2036 (b)	2,582,219	2,756,631
7.0%, with various maturities from 6/1/2012 until 12/1/2037 (b)	1,346,674	1,462,422
7.5%, with various maturities from 1/1/2024 until 4/1/2028	25,113	27,554
8.0%, with various maturities from 12/1/2021 until 11/1/2031	46,520	51,408
8.5%, with various maturities from 12/1/2025 until 8/1/2031	17,321	19,295
Government National Mortgage Association:
4.5%, 10/1/2038 (b)	1,800,000	1,792,879
5.0%, with various maturities from 10/20/2035 until 4/1/2037 (b)	3,298,807	3,359,548
5.5%, with various maturities from 9/15/2033 until 4/20/2039	3,865,099	4,004,787
6.0%, with various maturities from 2/15/2029 until 1/20/2039 (b)	3,292,727	3,442,134
6.5%, with various maturities from 11/15/2023 until 10/20/2037	1,560,923	1,663,057
7.5%, with various maturities from 8/15/2029 until 6/15/2032	46,311	50,536
8.0%, with various maturities from 7/15/2022 until 3/15/2032	86,495	97,262
8.5%, 11/15/2029	21,334	24,018
9.0%, 1/15/2023	26,023	29,415
Total Mortgage-Backed Securities Pass-Throughs (Cost $103,264,819)		106,104,678

Commercial Mortgage-Backed Securities 3.0%
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2004-1, 4.76%, 11/10/2039	200,000	179,171
"A3", Series 2003-2, 4.873%, 3/11/2041	300,000	279,694
"A6", Series 2004-4, 4.877%, 7/10/2042	120,000	104,632
"A4", Series 2007-1, 5.451%, 1/15/2049	100,000	74,592
"A4", Series 2006-4, 5.634%, 7/10/2046	500,000	394,543
Bear Stearns Commercial Mortgage Securities, Inc.:
"A4", Series 2007-PW15, 5.331%, 2/11/2044	600,000	485,582
"A2", Series 2000-WF1, 7.78%, 2/15/2032	99,764	100,535
Citigroup Commercial Mortgage Trust, "A4", Series 2004-C1, 5.545%*, 4/15/2040	100,000	89,391
Commercial Mortgage Pass-Through Certificate, "A2", Series 2004-LB4A, 4.049%, 10/15/2037	137,396	136,874
Credit Suisse Mortgage Capital Certificates, "A4", Series 2006-C1, 5.609%*, 2/15/2039	380,000	307,429
CS First Boston Mortgage Securities Corp., "A4", Series 2001-CP4, 6.18%, 12/15/2035	434,166	438,558
First Union National Bank Commercial Mortgage, "A2", Series 2001-C4, 6.223%, 12/12/2033	150,000	154,245
GE Capital Commercial Mortgage Corp., "A4", Series 2003-C2, 5.145%, 7/10/2037	337,000	318,297
GMAC Commercial Mortgage Securities, Inc., "A4", Series 2003-C3, 5.023%, 4/10/2040	200,000	181,788
Greenwich Capital Commercial Funding Corp., "A7", Series 2004-GG1, 5.317%*, 6/10/2036	200,000	184,783
GS Mortgage Securities Corp. II, "A4A", Series 2005-GG4, 4.751%, 7/10/2039	100,000	84,896
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A2", Series 2004-C1, 4.302%, 1/15/2038	300,000	272,449
"A2", Series 2002-CIB5, 5.161%, 10/12/2037	200,000	195,266
"A4", Series 2007-CB18, 5.44%, 6/12/2047	100,000	75,301
"AJ", Series 2006-CB17, 5.489%, 12/12/2043	250,000	91,374
"A4", Series 2006-CB15, 5.814%*, 6/12/2043	250,000	196,631
"A4", Series 2006-LDP7, 6.065%*, 4/15/2045	100,000	84,877
LB-UBS Commercial Mortgage Trust:
"A4", Series 2003-C3, 4.166%, 5/15/2032	250,000	229,451
"A3", Series 2006-C7, 5.347%, 11/15/2038	500,000	397,477
"A4", Series 2002-C1, 6.462%, 3/15/2031	200,000	207,671
"A2", Series 2001-C2, 6.653%, 11/15/2027	525,000	538,216
Merrill Lynch Mortgage Trust:
"A2", Series 2004-BPC1, 4.071%, 10/12/2041	68,105	67,049
"A4", Series 2005-MCP1, 4.747%*, 6/12/2043	200,000	171,663
"A6", Series 2005-CKI1, 5.415%*, 11/12/2037	100,000	84,825
Merrill Lynch/Countrywide Commercial Mortgage Trust, "A4", Series 2006-1, 5.6%*, 2/12/2039	200,000	159,647
Morgan Stanley Capital I:
"A4", Series 2003-IQ6, 4.97%, 12/15/2041	358,000	335,138
"A4", Series 2005-HQ5, 5.168%, 1/14/2042	250,000	225,374
"A4", Series 2006-HQ9, 5.731%, 7/12/2044	500,000	410,311
"A4", Series 2007-T27, 5.803%*, 6/11/2042	585,000	490,853
"A2", Series 1999-LIFE, 7.11%, 4/15/2033	10,877	10,861
Wachovia Bank Commercial Mortgage Trust:
"A3", Series 2003-C9, 4.608%, 12/15/2035	87,517	86,009
"A4", Series 2004-C15, 4.803%, 10/15/2041	500,000	432,417
"A4", Series 2006-C23, 5.418%*, 1/15/2045	200,000	159,682
"A4", Series 2005-C22, 5.44%*, 12/15/2044	300,000	256,684
Total Commercial Mortgage-Backed Securities (Cost $9,544,582)		8,694,236

Municipal Bonds and Notes 0.2%
California, State Build America Bonds, 7.55%, 4/1/2039	90,000	82,527
Chicago, IL, Transit Authority, Transfer Tax Receipts Revenue, Series A, 6.899%, 12/1/2040	50,000	53,208
Illinois, State General Obligation, Taxable Pension, 5.1%, 6/1/2033	275,000	246,169
Oregon, State General Obligation, Taxable Pension, 5.892%, 6/1/2027	25,000	24,138
Total Municipal Bonds and Notes (Cost $434,024)		406,042

Preferred Securities 0.1%
Financials
Goldman Sachs Capital II, 5.793%, 6/1/2012 (c)	50,000	30,472
MUFG Capital Finance 1 Ltd., 6.346%, 7/25/2016 (c)	100,000	87,541
USB Capital IX, 6.189%, 4/15/2011 (c)	50,000	33,750
Wachovia Capital Trust III, 5.8%, 3/15/2011 (c)	50,000	30,000
XL Capital Ltd., Series E, 6.5%, 4/15/2017 (c)	50,000	24,500
Total Preferred Securities (Cost $275,718)		206,263
	Shares	Value ($)

Securities Lending Collateral 25.3%
Daily Assets Fund Institutional, 0.48% (d) (e) (Cost $72,243,540)	72,243,540	72,243,540

Cash Equivalents 16.8%
Cash Management QP Trust, 0.27% (d) (Cost $48,129,261)	48,129,261	48,129,261
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $395,676,626)+	139.3	398,633,951
Other Assets and Liabilities, Net	(39.3)	(112,474,943)
Net Assets	100.0	286,159,008
* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2009.
+ The cost for federal income tax purposes was $395,627,852. At June 30, 2009, net unrealized appreciation for all securities based on tax cost was $3,006,099. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,374,383 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,368,284.
(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2009 amounted to $70,256,772, which is 24.6% of net assets.
(b) When-issued or delayed delivery security included.
(c) Date shown is call date; not a maturity date for the perpetual preferred securities.
(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp, Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income (f)
Corporate Bonds	$ —	$ 53,625,854	$ —	$ 53,625,854
Asset Backed	—	1,543,645	—	1,543,645
Government & Agency Obligations	—	107,680,432	—	107,680,432
Mortgage-Backed Securities Pass-Throughs	—	106,104,678	—	106,104,678
Commercial Mortgage-Backed Securities	—	8,694,236	—	8,694,236
Municiple Bonds and Notes	—	406,042	—	406,042
Preferred Securities	—	206,263	—	206,263
Short-Term Investments (f)	72,243,540	48,129,261	—	120,372,801
Total	$ 72,243,540	$ 326,390,411	$ —	$ 398,633,951
(f) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2009 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $275,303,825) — including $70,256,772 of securities loaned	$ 278,261,150
Investment in Cash Management QP Trust (cost $48,129,261)	48,129,261
Investment in Daily Assets Fund Institutional (cost $72,243,540)*	72,243,540
Total investments, at value (cost $395,676,626)	398,633,951
Cash	34,684
Interest receivable	2,132,148
Receivable for Fund shares sold	1,891,365
Receivable for investments sold	52,758
Due from Advisor	19,037
Other assets	62,988
Total assets	402,826,931
Liabilities
Payable for investments purchased	8,200,770
Payable for when-issued and delayed delivery securities purchased	35,721,955
Payable upon return of securities loaned	72,243,540
Payable for Fund shares redeemed	217,908
Distributions payable	168,240
Other accrued expenses and payable	115,510
Total liabilities	116,667,923
Net assets, at value	$ 286,159,008
Net Assets Consist of:
Undistributed net investment income	78,432
Net unrealized appreciation (depreciation) on investments	2,957,325
Accumulated net realized gain (loss)	(443,168)
Paid-in capital	283,566,419
Net assets, at value	$ 286,159,008
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of June 30, 2009 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value, offering and redemption price per share ($17,622,340 ÷ 1,721,215 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.24
Maximum offering price per share (100 ÷ 97.25 of $10.24)	$ 10.53
Class S Net Asset Value, offering and redemption price per share ($30,945,161 ÷ 3,023,720 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.23

Institutional Class

Net Asset Value, offering and redemption price per share ($237,591,507 ÷ 23,209,817 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 10.24

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2009 (Unaudited)
Investment Income
Interest (net of foreign taxes withheld of $185)	$ 4,547,513
Interest — Cash Management QP Trust	57,651
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	150,966
Total Income	4,756,130
Expenses: Management fee	159,621
Administration fee	106,414
Services to shareholders	73,910
Reports to shareholders	41,032
Registration fees	22,211
Distribution service fees	6,673
Custodian fee	6,444
Trustees' fees and expenses	3,588
Legal fees	12,219
Audit and tax fees	32,218
Pricing service fee	24,212
Other	7,409
Total expenses before expense reductions	495,951
Expense reductions	(315,401)
Total expenses after expense reductions	180,550
Net investment income (loss)	4,575,580
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(41,925)
Change in net unrealized appreciation (depreciation) on investments	(337,538)
Net gain (loss)	(379,463)
Net increase (decrease) in net assets resulting from operations	$ 4,196,117

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Operations: Net investment income	$ 4,575,580	$ 10,278,093
Net realized gain (loss)	(41,925)	104,664
Change in net unrealized appreciation (depreciation)	(337,538)	(580,124)
Net increase (decrease) in net assets resulting from operations	4,196,117	9,802,633
Distributions to shareholders from: Net investment income: Class A	(97,472)	—
Class S	(315,462)	—
Institutional Class	(4,163,678)	(10,278,422)
Total distributions	(4,576,612)	(10,278,422)
Fund share transactions: Proceeds from shares sold	161,661,519	92,669,768
Reinvestment of distributions	2,749,834	6,356,904
Cost of shares redeemed	(49,301,644)	(141,425,942)
Redemption fees	1,121	769
Net increase (decrease) in net assets from Fund share transactions	115,110,830	(42,398,501)
Increase (decrease) in net assets	114,730,335	(42,874,290)
Net assets at beginning of period	171,428,673	214,302,963
Net assets at end of period (including undistributed net investment income of $78,432 and $79,464, respectively)	$ 286,159,008	$ 171,428,673

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2009[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.26
Income (loss) from investment operations: Net investment income[b]	.14
Net realized and unrealized gain (loss)	(.02)
Total from investment operations	.12
Less distributions from: Net investment income	(.14)
Redemption fees	.00***
Net asset value, end of period	$ 10.24
Total Return (%)[c]	1.42**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18
Ratio of expenses before expense reductions (%)	.66*
Ratio of expenses after expense reductions (%)	.42*
Ratio of net investment income (loss) (%)	3.76*
Portfolio turnover rate	40**
[a] For the period from February 17, 2009 (commencement of operations of Class A shares) to June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class S Years Ended December 31,	2009[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.26
Income (loss) from investment operations: Net investment income[b]	.15
Net realized and unrealized gain (loss)	(.03)
Total from investment operations	.12
Less distributions from: Net investment income	(.15)
Redemption fees	.00***
Net asset value, end of period	$ 10.23
Total Return (%)[c]	1.42**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	31
Ratio of expenses before expense reductions (%)	.56*
Ratio of expenses after expense reductions (%)	.32*
Ratio of net investment income (loss) (%)	3.90*
Portfolio turnover rate	40**
[a] For the period from February 17, 2009 (commencement of operations of Class S shares) to June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Institutional Class Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 10.30	$ 10.29	$ 10.09	$ 10.18	$ 10.41	$ 10.46
Income (loss) from investment operations: Net investment income[b]	.22	.54	.52	.49	.43	.37
Net realized and unrealized gain (loss)	(.06)	.01[e]	.20	(.07)	(.20)	.06
Total from investment operations	.16	.55	.72	.42	.23	.43
Less distributions from: Net investment income	(.22)	(.54)	(.52)	(.50)	(.44)	(.37)
Net realized gains	—	—	—	(.01)	(.02)	(.11)
Total distributions	(.22)	(.54)	(.52)	(.51)	(.46)	(.48)
Redemption fees	.00***	.00***	.00***	.00***	.00***	—
Net asset value, end of period	$ 10.24	$ 10.30	$ 10.29	$ 10.09	$ 10.18	$ 10.41
Total Return (%)[c]	1.60**	5.49	7.34	4.19	2.22	4.27
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	238	171	214	138	120	160
Ratio of expenses before expense reductions (%)	.45*	.43	.40	.55	.57	.48
Ratio of expenses after expense reductions (%)	.15*	.15	.15	.16	.15	.15
Ratio of net investment income (loss) (%)	4.35*	5.24	5.16	4.94	4.24	3.57
Portfolio turnover rate	40**	47	35	25[d]	45	71
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] On January 13, 2006, the U.S. Bond Index Portfolio was closed. This ratio includes the purchase and sale of portfolio securities of the DWS U.S. Bond Index Fund as a stand-alone fund in addition to the U.S. Bond Index Portfolio.
[e] Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amounts shown may not agree with the change in aggregate gains and losses.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS U.S. Bond Index Fund (the "Fund") is a diversified series of the DWS Institutional Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. On February 17, 2009, the Fund commenced offering Class A and Class S shares. Class A shares are offered to investors subject to an initial sales charge. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees, and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting, subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices as applicable obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investments companies and Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Securities Lending. The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agents will use their best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Mortgage Dollar Rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells to a bank or broker/dealer (the "counterparty") mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities on a fixed date. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. There can be no assurance that the Fund's use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its costs.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At December 31, 2008, the Fund had a net tax basis capital loss carryforward of approximately $190,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2015, whichever occurs first.

In addition, from November 1, 2008 through December 31, 2008, the Fund incurred approximately $260,000 of net realized capital losses, As permitted by tax regulations, the Fund intends to defer these losses and treat them as arising in the fiscal year ended December 31, 2009.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2008 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposed a redemption fee of 2% of the total redemption amount on the Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital. The Fund no longer imposes the 2% redemption fee on Fund shares acquired (either by purchase or exchange) on or after June 1, 2009.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended June 30, 2009, purchases and sales of investment securities (excluding short-term investments and US Treasury obligations) aggregated $186,875,178 and $38,833,623, respectively. Purchases and sales of US Treasury obligations aggregated $4,996,779 and $42,026,854, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor. Northern Trust Investments, N.A. ("NTI") serves as sub-advisor with respect to the investment and reinvestment of assets in the Fund, and is paid by the Advisor for its services. NTI is responsible for the day to day management of the Fund. The management fee payable under the Investment Management Agreement is equal to an annual rate of 0.15% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from January 1, 2009 through April 30, 2009, the Advisor had contractually agreed to waive all or a portion of its fees and/or reimburse expenses of Institutional Class shares (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) to the extent necessary to maintain the operating expenses at 0.32%.

Effective for the periods from May 1, 2009 through September 30, 2009 and October 1, 2009 through April 30, 2010, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse expenses of Institutional Class shares (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) to the extent necessary to maintain the operating expenses at 0.34% and 0.45%, respectively.

For the period from February 17, 2009 through February 16, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) to the extent necessary to maintain the operating expenses of certain classes as follows:

Class A	.59%
Class S	.34%

Effective February 17, 2010 to April 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain expenses of the Fund (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) to the extent necessary to maintain the operating expense of certain classes as follows:

Class A	.70%
Class S	.45%

In addition, the Advisor has voluntarily agreed to waive a portion of its fees and reimburse or pay operating expenses of the Fund (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) to the extent necessary to maintain the operating expenses of Institutional Class shares at 0.15% of the average daily net assets of the the Fund. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

For the six months ended June 30, 2009, the management fee charged to the Fund was $159,621, all of which was waived, resulting in an annualized effective rate of 0.00% of the Fund's average daily net assets.

In addition, under this arrangement, the Advisor reimbursed the Fund $43,635 of sub-recordkeeping expenses.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2009, the Administration Fee was $106,414, of which $97,427 was waived.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholders servicing fee it receives from the Fund. For the six months ended June 30, 2009 for Institutional Class and for the period from February 17, 2009 (commencement of operations) for Class A and S shares, the amounts charged to the Fund by DISC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at June 30, 2009
Class A	$ 376	$ —	$ 46
Class S	1,782	—	109
Institutional Class	14,717	14,717	—
	$ 16,875	$ 14,717	$ 155

DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, provides information and administrative services for a fee ("Service Fee") to Class A shareholders at an annual rate of up to 0.25% of average daily net assets. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the period from February 17, 2009 (commencement of operations) through June 30, 2009, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at June 30, 2009	Annualized Effective Rate
Class A	$ 6,673	$ 4,681.25%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2009, the amount charged to the Fund by the Advisor included in the Statement of Operations under "reports to shareholders" aggregated $16,366, of which $1,010 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Fee Reductions

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the six months ended June 30, 2009, the Fund's custodian fee was reduced by $1 for custody credits earned.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Period Ended June 30, 2009		Year ended December 31, 2008
	Shares	Dollars	Shares	Dollars
Shares sold
Class A*	1,740,147	$ 17,764,496	—	$ —
Class S*	3,330,491	33,824,191	—	—
Institutional Class	10,803,247	110,072,832	9,132,848	92,669,768
		$ 161,661,519		$ 92,669,768
Shares issued to shareholders in reinvestment of distributions
Class A*	8,570	$ 87,391	—	$ —
Class S*	2,059	20,987	—	—
Institutional Class	258,918	2,641,456	624,709	6,356,904
		$ 2,749,834		$ 6,356,904
Shares redeemed
Class A*	(27,502)	$ (280,841)	—	$ —
Class S*	(308,830)	(3,144,121)	—	—
Institutional Class	(4,492,831)	(45,876,682)	(13,952,886)	(141,425,942)
		$ (49,301,644)		$ (141,425,942)
Redemption fees		$ 1,121		$ 769
Net increase (decrease)
Class A*	1,721,215	$ 17,571,065	—	$ —
Class S*	3,023,720	30,701,261	—	—
Institutional Class	6,569,334	66,838,504	(4,195,329)	(42,398,501)
		$ 115,110,830		$ (42,398,501)
* For the period from February 17, 2009 (commencement of operations through June 30, 2009)

G. Concentration of Ownership

From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2009, three shareholders held approximately 20%, 19% and 16% of the outstanding shares of the Fund, respectively.

H. Review for Subsequent Events

In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165 "Subsequent Events," adopted by the Fund as of June 30, 2009, events and transactions from July 1, 2009 through August 20, 2009, the date the financial statements were available to be issued, have been evaluated by management for subsequent events. Management has determined that there were no material events that would require disclosure in the Fund's financial statements through this date.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 24, 2008

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2008, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds, serve on the board of directors of a private market research company, and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 129 Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Summary of Administrative Fee Evaluation by Independent Fee Consultant

September 29, 2008

Pursuant to an Order entered into by Deutsche Asset Management (DeAM) with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds and have as part of my duties evaluated the reasonableness of the proposed management fees to be charged by DeAM to the DWS Funds, taking onto account a proposal to pass through to the funds certain fund accounting-related charges in connection with new regulatory requirements. My evaluation considered the following:

• While the proposal would alter the services to be provided under the Administration Agreement, which I consider to be part of fund management under the Order, it is my opinion that the change in services is slight and that the scope of prospective services under the combination of the Advisory and Administration Agreements continues to be comparable with those typically provided to competitive funds under their management agreements.

• While the proposal would increase fund expenses, according to a pro forma analysis performed by management, the prospective effect is less than .01% for all but seven of the DeAM Funds' 438 active share classes, and in all cases the effect is less than .03% and overall expenses would remain reasonable in my opinion.

Based on the foregoing considerations, in my opinion the fees and expenses for all of the DWS Funds will remain reasonable if the Directors adopt this proposal.

Thomas H. Mack

Account Management Resources

For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:

For shareholders of Classes A and Institutional Class:

(800) 621-1048

For shareholders of Class S:

(800) 728-3337

Web Site

www.dws-investments.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class S	Institutional Class
Nasdaq Symbol	BONDX	BONSX	BTUSX
CUSIP Number	23339C 735	23339C 743	23339C 750
Fund Number	648	2048	548

Privacy Statement

Dear Valued Client:

We want to make sure you know our policy regarding the way in which our clients' private information is handled at DWS Investments. The following information is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number, and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians and broker-dealers to assist us in processing transactions and servicing your account.

In addition, we may disclose the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. These organizations may only use client information for the purpose designated by the companies listed above, and additional requirements beyond federal law may be imposed by certain states. To the extent that these state laws apply, we will comply with them before we share information about you.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required to or may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

At any time, if you have questions about our policy, please write to us at:

DWS Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415 September 2008

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS U.S. Bond Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS U.S. Bond Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 25, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 25, 2009